Stock-Based Compensation - Schedule of Restricted Stock Units (Detail) - $ / shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Shares
Granted (in share)			5,996
Restricted Stock Units, Performance RSUs and PSUs
Shares
Unvested balance (in shares)	1,827
Granted (in share)	3,907	1,830
Vested (in shares)	(547)
Forfeited (in shares)	(40)	(3)
Unvested balance (in shares)	5,147	1,827
Weighted- Average Grant Date Fair Value
Unvested balance (in USD per share)	$ 6.42
Granted (in USD per share)	11.71	$ 6.40
Vested (in USD per share)	14.26
Forfeited (in USD per share)	10.50	3.92
Unvested balance (in USD per share)	$ 10.17	$ 6.42